Reportable Segments	12 Months Ended
Dec. 31, 2013
Reportable Segments Disclosure [Abstract]
Reportable Segments

15) REPORTABLE SEGMENTS

       The following tables set forth the Company's financial performance by reportable segment. The Company's operating segments, which are the same as its reportable segments, have been determined in accordance with the Company's internal management structure, which is organized based upon products and services.

       On July 16, 2014, the Company completed the disposition of Outdoor Americas through a tax-free split-off. As a result, Outdoor Americas has been presented as a discontinued operation in the Company's consolidated financial statements for all periods presented.

Year Ended December 31,	2013	2012	2011
Revenues:
Entertainment	$8,645	$7,694	$7,457
Cable Networks	2,069	1,772	1,621
Publishing	809	790	787
Local Broadcasting	2,696	2,774	2,689
Corporate/Eliminations	(214)	(210)	(173)
Total Revenues	$14,005	$12,820	$12,381

Revenues generated between segments primarily reflect advertising sales and television and feature film license fees. These transactions are recorded at market value as if the sales were to third parties and are eliminated in consolidation.

Year Ended December 31,	2013	2012	2011
Intercompany Revenues:
Entertainment	$208	$203	$160
Cable Networks	—	—	1
Local Broadcasting	17	19	20
Total Intercompany Revenues	$225	$222	$181

The Company presents operating income (loss) before depreciation and amortization (“OIBDA”), restructuring charges and impairment charges (“Segment OIBDA”) as the primary measure of profit and loss for its operating segments in accordance with FASB guidance for segment reporting. The Company believes the presentation of Segment OIBDA is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company's management and enhances their ability to understand the Company's operating performance.

Year Ended December 31,	2013	2012	2011
Segment OIBDA:
Entertainment	$1,758	$1,549	$1,431
Cable Networks	898	811	707
Publishing	113	89	92
Local Broadcasting	898	957	849
Corporate	(332)	(292)	(301)
Total Segment OIBDA	3,335	3,114	2,778
Restructuring charges	(20)	(19)	(42)
Impairment charges	—	(11)	—
Depreciation and amortization	(290)	(306)	(313)
Operating income	3,025	2,778	2,423
Interest expense	(375)	(401)	(433)
Interest income	8	5	5
Net loss on early extinguishment of debt	—	(32)	—
Other items, net	7	7	(12)
Earnings from continuing operations before income
taxes and equity in loss of investee companies	2,665	2,357	1,983
Provision for income taxes	(878)	(812)	(681)
Equity in loss of investee companies, net of tax	(49)	(37)	(39)
Net earnings from continuing operations	1,738	1,508	1,263
Net earnings from discontinued operations,
net of tax	141	66	42
Net earnings	$1,879	$1,574	$1,305

Year Ended December 31,	2013	2012	2011
Operating Income (Loss):
Entertainment	$1,593	$1,381	$1,231
Cable Networks	877	785	684
Publishing	106	80	83
Local Broadcasting	807	848	750
Corporate	(358)	(316)	(325)
Total Operating Income	$3,025	$2,778	$2,423

Year Ended December 31,	2013	2012	2011
Depreciation and Amortization:
Entertainment	$153	$161	$160
Cable Networks	20	26	23
Publishing	6	6	7
Local Broadcasting	86	90	99
Corporate	25	23	24
Total Depreciation and Amortization	$290	$306	$313

Year Ended December 31,	2013	2012	2011
Stock-based Compensation:
Entertainment	$56	$49	$45
Cable Networks	8	6	4
Publishing	4	3	3
Local Broadcasting	27	24	22
Corporate	127	65	60
Total Stock-based Compensation	$222	$147	$134

Year Ended December 31,	2013	2012	2011
Capital Expenditures:
Entertainment	$101	$92	$94
Cable Networks	16	18	15
Publishing	4	5	7
Local Broadcasting	64	64	69
Corporate	27	21	14
Total Capital Expenditures	$212	$200	$199

At December 31,	2013	2012
Assets:
Entertainment	$9,657	$9,023
Cable Networks	1,968	1,750
Publishing	1,026	1,033
Local Broadcasting	9,600	9,614
Corporate	661	1,053
Discontinued operations	3,475	3,993
Total Assets	$26,387	$26,466

Year Ended December 31,	2013	2012	2011
Revenues by Type:
Advertising	$7,525	$7,191	$7,145
Content licensing and distribution	3,997	3,468	3,236
Affiliate and subscription fees	2,221	1,921	1,762
Other	262	240	238
Total Revenues	$14,005	$12,820	$12,381

Year Ended December 31,	2013	2012	2011
Revenues:(a)
United States	$12,178	$11,275	$11,024
International	1,827	1,545	1,357
Total Revenues	$14,005	$12,820	$12,381

At December 31,	2013	2012
Long-lived Assets: (b)
United States	$20,169	$19,850
International	533	722
Total Long-lived Assets	$20,702	$20,572

       Transactions within the Company between the United States and international regions were not significant.

(a) Revenue classifications are based on customers' locations.

(b) Reflects total assets from both continuing and discontinued operations less current assets, investments and noncurrent deferred tax assets.